SIGNIFICANT ACCOUNTING POLICIES, Property, Furniture and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Buildings and Other Constructions [Member]
Property, furniture and equipment [Abstract]
Estimated useful lives	33 years
Installations [Member]
Property, furniture and equipment [Abstract]
Estimated useful lives	10 years
Furniture and Fixtures [Member]
Property, furniture and equipment [Abstract]
Estimated useful lives	10 years
Vehicles and Equipment [Member]
Property, furniture and equipment [Abstract]
Estimated useful lives	5 years
Computer Hardware [Member]
Property, furniture and equipment [Abstract]
Estimated useful lives	4 years